Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Consolidated Income Tax Benefit (Expense)
The components of the Company’s Income (loss) before income taxes are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
United States	$(223,032)	$(325,280)	$(197,191)
Foreign	19	(7)	56
Income (loss) before income taxes	$(223,013)	$(325,287)	$(197,135)
The Company conducts most of its operations through GREC, its wholly owned subsidiary that is taxable as a corporation. The Company’s consolidated Benefit from income taxes consists of the following:

	Year ended December 31,
(in thousands)	2025	2024	2023
Current (benefit) income tax provision:
Federal	$—	$—	$—
State	—	—	—
Foreign	3	—	—
Current (benefit) provision for income taxes	$3	$—	$—
Deferred (benefit) income tax provision:
Federal	$(643)	$(20,189)	$(19,269)
State	(7,486)	813	(2,290)
Foreign	2	(2)	11
Deferred (benefit) provision for income taxes	$(8,127)	$(19,378)	$(21,548)
Total (benefit) provision for income taxes	$(8,124)	$(19,378)	$(21,548)
The following table presents the Company’s consolidated income tax benefit (expense) as well as the effective tax rates for the following periods:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Income tax (expense) benefit	$998	$(3,317)	$(5,175)	$7,057
Effective tax rate	2.6%	(10.3)%	(8.6)%	8.7%

Schedule of Effective Tax Rate Reconciliation
The Company adopted ASU 2023-09 on a prospective basis, as such, for the year ended December 31, 2025, below is the reconciliation of the Benefit from income taxes to the amount calculated by applying the 21% statutory U.S. federal income tax rate to Income (loss) before income taxes after the adoption of ASU 2023-09:

	Year ended December 31, 2025
(in thousands)	Amount	Percentage
Tax (benefit) at statutory U.S. federal income tax rate	$(46,833)	21.0%
State income taxes, net of federal benefit(1)	(7,486)	3.4%
Other tax credits	(100)	—%
Change in valuation allowance	40,940	(18.4)%
Nontaxable or nondeductible items:
Noncontrolling interest	4,251	(1.9)%
Other	1,104	(0.5)%
Provision (benefit) for income taxes	$(8,124)	3.6%
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(1)The states that contribute to the majority (greater than 50 percent) of the state and local tax effect are California, Iowa, Montana and New York.
A reconciliation of the Benefit from income taxes to the amount calculated by applying the 21% statutory U.S. federal income tax rate to Income (loss) before income taxes for years prior to the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
(in thousands)	2024	Percentage	2023	Percentage
Tax (benefit) at statutory U.S. federal income tax rate	$(68,311)	21.0%	$(41,398)	21.0%
State income taxes, net of federal benefit	(5,239)	1.6%	(7,050)	3.6%
Noncontrolling interest	13,358	(4.1)%	20,184	(10.2)%
Share-based compensation	(2,917)	0.9%	1,816	(0.9)%
Impairment of goodwill	45,734	(14.1)%	—	—%
Nontaxable parent - GREC LLC treated as a partnership for U.S. tax purposes	(7,466)	2.3%	647	(0.3)%
Federal tax credits	(1,174)	0.3%	(1,293)	0.6%
Change in valuation allowance	4,290	(1.3)%	4,330	(2.2)%
Permanent differences (other - net)	2,347	(0.7)%	1,216	(0.7)%
Provision (benefit) for income taxes	$(19,378)	5.9%	$(21,548)	10.9%

Schedule of Deferred Tax Assets (Liabilities)
Deferred tax assets (liabilities) reported on the accompanying Consolidated Balance Sheets as of December 31, 2025 and 2024 are as follows:

(in thousands)	December 31, 2025	December 31, 2024
Net operating and other losses	$152,873	$113,376
Long-term debt and failed sale-leaseback financing	82,692	90,678
Federal tax credits	19,150	19,508
Operating lease liabilities	34,449	35,258
Asset retirement obligations	1,759	7,193
Other	10,429	9,917
Total deferred tax assets	301,352	275,930
Less: Valuation allowance	(54,700)	(10,790)
Deferred tax assets, net of valuation allowance	$246,652	$265,140
Property, plant, and equipment	$(91,193)	$(97,701)
Investments in flow-through entities taxed as partnerships	(111,363)	(106,727)
Intangibles	(17,606)	(30,728)
Derivative assets	(18,909)	(30,537)
Operating lease assets	(32,187)	(34,725)
Total deferred tax liabilities	(271,258)	(300,418)
Deferred tax liabilities, net	$(24,606)	$(35,278)